Environmental and Legal Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of environmental-related capital investments and compliance costs
Over the past three years, the Company has expended the following for environmental-related capital investments and environmental compliance:

	2013	2012	2011
Environmental-related capital investments	$1.6	$1.0	$1.7
Environmental compliance costs	101.1	101.6	106.4

Schedule of Accrual of Liabilities Related to Environmental Loss Contingencies
Liabilities recorded on the Company’s Condensed Consolidated Balance Sheets for such estimated probable costs relating to environmental matters are presented below:

	March 31, 2014	December 31, 2013
Accrued liabilities	$8.7	$9.5
Other non-current liabilities	34.5	34.1

Liabilities recorded on the Consolidated Balance Sheets for such estimated probable costs relating to environmental matters are presented below:

	2013	2012
Accrued liabilities	$9.5	$19.6
Other non-current liabilities	34.1	27.4

Schedule of Information on Pending Asbestos Cases
Information on asbestos cases pending at March 31, 2014 is presented below:

Asbestos Cases Pending at
March 31, 2014
Cases with specific dollar claims for damages:
Claims up to $0.2	121
Claims above $0.2 to $5.0	6
Claims above $5.0 to $15.0	2
Claims above $15.0 to $20.0	2
Total claims with specific dollar claims for damages (a)	131
Cases without a specific dollar claim for damages	304
Total asbestos cases pending	435

(a)	Involve a total of 2,339 plaintiffs and 17,487 defendants

Information on asbestos cases pending at December 31, 2013, is presented below:

Asbestos Cases Pending at
December 31, 2013
Cases with specific dollar claims for damages:
Claims up to $0.2	121
Claims above $0.2 to $5.0	6
Claims above $5.0 to $15.0	2
Claims above $15.0 to $20.0	2
Total claims with specific dollar claims for damages (a)	131
Cases without a specific dollar claim for damages	305
Total asbestos cases pending	436

(a)	Involve a total of 2,387 plaintiffs and 17,623 defendants

Schedule of Number of New Asbestos Claims Filed, Number of Pending Asbestos Claims Disposed, And Amount Paid in Settlements
Set forth below is a chart showing the number of new claims filed (accounted for as described above), the number of pending claims disposed of (i.e., settled or otherwise dismissed), and the approximate net amount of dollars paid on behalf of AK Steel in settlement of asbestos-related claims in the three months ended March 31, 2014 and 2013.

	Three Months Ended March 31,
	2014	2013
New Claims Filed	13	11
Pending Claims Disposed Of	14	20
Total Amount Paid in Settlements	$0.3	$0.7

Set forth below is a chart showing the number of new claims filed (accounted for as described above), the number of pending claims disposed of (i.e., settled or otherwise dismissed), and the approximate net amount of dollars paid on behalf of AK Steel in settlement of asbestos-related claims in 2013, 2012 and 2011.

	2013	2012	2011
New Claims Filed	42	50	31
Pending Claims Disposed Of	39	24	44
Total Amount Paid in Settlements	$1.0	$0.8	$0.7